CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 39,505,627	$ 8,038,845
Short-term marketable debt securities	32,609,108	0
Other receivables	217,129	148,774
Prepaid expenses	4,179,468	1,449,096
Total current assets	76,511,332	9,636,715
Non-current assets
Operating lease right-of-use assets	282,580	0
Property and equipment, net	49,389	45,739
Total non-current assets	331,969	45,739
Total assets	76,843,301	9,682,454
Current liabilities
Trade and other payables	254,972	1,569,290
Short-term portion of operating lease liabilities	153,629	0
Short-term loans	0	15,000,000
Accrued expenses and other current liabilities	7,256,845	4,518,311
Total current liabilities	7,665,446	21,087,601
Non-current liabilities
Long-term portion operating lease liability	128,951	0
Pension liability	282,206	239,860
Total non-current liabilities	411,157	239,860
Total liabilities	8,076,603	21,327,461
Commitments and contingencies (Note 16)
Equity (deficit)
Treasury Shares, 1,942,837 as of December 31, 2021	0	(6,202)
Additional paid-in capital	129,192,291	42,061,984
Accumulated deficit	(80,650,212)	(53,643,615)
Accumulated other comprehensive income (loss)	350,946	(168,177)
Total shareholders’ equity (deficit)	48,898,296	(11,645,007)
Noncontrolling interests	19,868,402	0
Total equity (deficit)	68,766,698	(11,645,007)
Total liabilities and equity (deficit)		9,682,454
Series A Preferred Shares
Equity (deficit)
Series A Preferred Shares, CHF 0.10 par value; 22,880,908 authorized; 22,880,908 shares issued and outstanding as of December 31, 2021 (liquidation preference of $33.4 million);	0	72,466
Common Shares
Equity (deficit)
Common Shares	0	38,537
Class A Ordinary Shares
Equity (deficit)
Common Shares	3,898	0
Class C Ordinary Shares
Equity (deficit)
Common Shares	$ 1,373	$ 0